   As filed with the Securities and Exchange Commission on June 18, 2001


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                            [_]

            File No. 2-78736

            Pre-Effective Amendment No.---                      [_]

            Post-Effective Amendment No. 21                     [X]

                                       ---

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940
                                                                [_]

            File No. 811-3531

            Amendment No. 22                                   [X]

                           ---

                    Nuveen Municipal Money Market Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago, Illinois            60606
    (Address of Principal Executive Offices)          (Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 917-7700

       Gifford R. Zimmerman, Esq.--Vice President and Assistant Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing         [_] on (date) pursuant to paragraph (a)(1)
    pursuant to paragraph (b)

[_] on (date) pursuant              [_] 75 days after filing pursuant
    to paragraph (b)                    to paragraph (a)(2)

[_] 60 days after filing            [_] on (date) pursuant to paragraph
    pursuant to paragraph (a)(1)        (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                                    CONTENTS

                                       OF

                      POST-EFFECTIVE AMENDMENT NO. 21


                                       TO

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                FILE NO. 2-78736

                                      AND

                             AMENDMENT NO. 22


                                       TO

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-3531

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Table of Contents

                 Part A--Prospectus Supplement


                 Part B--Statement of Additional Information Supplement


                 Copy of Annual Report to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C--Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                       PART A--PROSPECTUS SUPPLEMENT


                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                   Supplement Dated June 18, 2001 to the

                         Prospectus Dated June 28, 2000

                            -----------------------

                 NUVEEN CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
                  NUVEEN NEW YORK TAX-EXEMPT MONEY MARKET FUND
                       NUVEEN MUNICIPAL MONEY MARKET FUND

                           Nuveen Money Market Trust
                    Nuveen Municipal Money Market Fund, Inc.

                            -----------------------

  The Prospectus for the Nuveen California Tax-Exempt Money Market Fund (the "California Fund"), Nuveen New York Tax-Exempt Money Market Fund (the "New York Fund") and Nuveen Municipal Money Market Fund (the "Municipal Fund") (each a "fund" and collectively, the "funds") included as part of Post-Effective Amend-ment No. 3 to the Nuveen Money Market Trust's Registration Statement on Form N-1A (File No. 333-74835) and as part of Post-Effective Amendment No. 20 to the Nuveen Municipal Money Market Fund, Inc.'s Registration Statement on Form N-1A (File No. 2-78736) as filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Prospectus for the funds dated June 28, 2000.


1.The Board of Directors/Trustees of the funds has determined to close the funds, effective August 24, 2001. As of June 17, 2001, the funds are closed to new shareholders: however, existing shareholders may continue to purchase shares of the funds through July 31, 2001. Shareholders and unit trust holders who have elected to reinvest distributions must change their elections before July 31, 2001, otherwise they will receive cash distributions beginning with the August dividend. Systematic purchase/ redemption plans will be discontinued on August 3, 2001; shareholders that have established these plans must take ac-tion to discontinue the plan or switch their investment choice to another Nuveen mutual fund no later than August 3, 2001. Nuveen will discontinue any money market plans still outstanding as of August 3, 2001. Effective August 24, 2001, Nuveen will liquidate any remaining open fund accounts.

2. Total returns for the California Fund for the past ten years are summa-rized in the bar chart below.

                             Annual Returns*


                               [BAR CHART]
                             1991      4.09%
                             1992      2.44%
                             1993      1.96%
                             1994      2.38%
                             1995      3.44%
                             1996      2.99%
                             1997      3.15%
                             1998      2.97%
                             1999      2.64%
                             2000      2.79%

     * The year-to-date return as of March 31, 2001 was .44%.


3. For the ten years ended December 31, 2000, the California Fund's highest and lowest quarterly returns were 1.05% and .45%, respectively for the calen-dar quarters ended March 31, 1991 and March 31, 1993.


4. The California Fund's average annual total returns for the one-, five-, and ten-year periods ending December 31, 2000, are summarized in the table be-low.



                                  Average Annual Total Returns for
                                                 the
                                  Periods Ending December 31, 2000
                                  .................................
                                    1 Year      5 Year      10 Year
 --------------------------------------------------------------------------
  Nuveen California
    Tax-Exempt Money Market Fund       2.79%       2.91%        2.88%
 ..........................................................................
  Lipper Index*                        3.12%       2.88%        2.93%


 * The Lipper Index returns reflect the performance of mutual funds in the Lipper California Tax-Exempt Money Market Index. Returns assume rein-vestment of dividends and do not reflect any applicable sales charge.

5. Based on the seven-day period ended December 31, 2000, the California Fund's yield was 3.06%, and the taxable equivalent yield (using the maximum combined federal and California income tax rate of 45.0%) was 5.56%. For the California Fund's current yields, please call Nuveen at (800) 257-8787.

6. "Annual Fund Operating Expenses" for the California Fund are summarized in the table below.

 Annual Fund Operating Expenses

 Paid From Fund Assets


  Management Fees                                .40%
 ..........................................................................
  12b-1 Distribution and Service Fees            .25%
 ..........................................................................
  Other Expenses                                 .51%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  1.16%
 --------------------------------------------------------------------------



   +After Expense Reimbursements
  ....................................................................
   Expense Reimbursements                     (.03%)
  ....................................................................
   Total Annual Fund Operating Expenses--Net  1.13%
  --------------------------------------------------------------------


  Net expenses reflect a voluntary expense limitation by the fund's investment adviser, that may be modified or discontinued at any time.

  ....................................................................

7. The following example is intended to help you compare the cost of invest-ing in the California Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating ex-penses remain the same. Your actual costs may be higher or lower.


   1 Year   $  118
 ..........................................................................
   3 Years  $  368
 ..........................................................................
   5 Years  $  638
 ..........................................................................
  10 Years  $1,409

 ..........................................................................

8. The following tables summarize how the California Fund was invested as of February 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   21

 ..........................................................................

 Credit Quality*


  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               87%
 ..........................................................................
  A-2                                    VMIG-2, MIG-2, P-2                                2%
 ..........................................................................
  N/R                                    NR                                               11%

 ..........................................................................
 * Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)


  Tax Obligation/Limited  19%
 ............................
  Housing/Multifamily     18%
 ............................
  Utilities               15%
 ............................
  Tax Obligation/General  13%
 ............................
  Healthcare              11%

 ............................

9.Total returns for the New York Fund for the past ten years are summarized in the bar chart below.


                                Annual Returns*
                                  [BAR CHART]
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 -----------------------------------------------------------------------------
 3.92%   2.23%   1.62%   2.17%   3.45%   2.92%   3.15%   2.87%   2.68%   3.11%

     * The year-to-date return as of March 31, 2001 was .52%.


10.For the ten years ended December 31, 2000, the New York Fund's highest and lowest quarterly returns were 1.00% and .34%, respectively for the calendar quarters ended March 31, 1991 and March 31, 1993.


11.The New York Fund's average annual total returns for the one-, five-, and ten-year periods ending December 31, 2000, are summarized in the table below.


                                  Average Annual Total Returns for the
                                    Periods Ended December 31, 2000
                                  ....................................
                                       1 Year        5 Year        10 Year
 --------------------------------------------------------------------------
  Nuveen New York
    Tax-Exempt Money Market Fund         3.11%         2.95%          2.81%
 ..........................................................................
  Lipper Index*                          3.48%         2.98%          2.89%


 * The Lipper Index returns reflect the performance of mutual funds in the Lipper New York Tax-Exempt Money Market Index. Returns assume reinvest-ment of dividends and do not reflect any applicable sales charge.

12. Based on the seven-day period ended December 31, 2000, the New York Fund's yield was 3.48%, and the taxable equivalent yield (using the maximum combined federal and New York income tax rate of 43.5%) was 6.16%. For the New York Fund's current yields, please call Nuveen at (800) 257-8787.


13. "Annual Fund Operating Expenses" for the New York Fund are summarized in the table below.

 Annual Fund Operating Expenses

 Paid From Fund Assets


  Management Fees                                .40%
 ..........................................................................
  12b-1 Distribution and Service Fees            .25%
 ..........................................................................
  Other Expenses                                 .61%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  1.26%
 --------------------------------------------------------------------------


  +After Expense Reimbursements
  ....................................................................

   Expense Reimbursements                     (.22%)
  ....................................................................
   Total Annual Fund Operating Expenses--Net  1.04%
  --------------------------------------------------------------------


  Net expenses reflect a voluntary expense limitation by the fund's in-vestment adviser,


  that may be modified or discontinued at any time.


14. The following example is intended to help you compare the cost of invest-ing in the New York Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating ex-penses remain the same. Your actual costs may be higher or lower.


   1 Year   $  128
 ..........................................................................
   3 Years  $  400
 ..........................................................................
   5 Years  $  692
 ..........................................................................
  10 Years  $1,523

 ..........................................................................

15.The following tables summarize how the New York Fund was invested as of Feb-ruary 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   22

 ......................................

 Credit Quality*


  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               90%
 --------------------------------------------------------------------------------------------
  A-2                                    VMIG-2, MIG-2, P-2                               10%
 --------------------------------------------------------------------------------------------

 *Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)


  Education and Civic Organizations                                        29%
 .............................................................................
  Tax Obligation/General                                                   23%
 .............................................................................
  Housing/Multifamily                                                      15%
 .............................................................................
  Utilities                                                                10%
 .............................................................................
  Transportation                                                            9%

 .............................................................................

16.Total returns for the Municipal Fund for the past ten years are summarized in the bar chart below.

                              [GRAPH APPEARS HERE]

                                Annual Returns*
                                  [BAR CHART]

                               1991         4.23%
                               1992         2.55%
                               1993         1.88%
                               1994         2.27%
                               1995         3.32%
                               1996         2.92%
                               1997         3.06%
                               1998         2.96%
                               1999         2.78%
                               2000         3.30%

     * The year-to-date return as of March 31, 2001 was .61%.

17. For the ten years ended December 31, 2000, the Municipal Fund's highest and lowest quarterly returns were 1.12% and .44%, respectively for the calen-dar quarters ended March 31, 1991 and March 31, 1994.


18. The Municipal Fund's average annual total returns for the one-, five-, and ten-year periods ending December 31, 2000, are summarized in the table be-low.



                                       Average Annual Total Returns
                                                 for the
                                               Periods Ended
                                            December 31, 2000
                                      ..............................
                                       1 Year     5 Year     10 Year
 --------------------------------------------------------------------------
  Nuveen Municipal Money Market Fund      3.30%      3.00%       2.92%
 ..........................................................................
  Lipper Index*                           3.64%      3.16%       3.08%

 * The Lipper Index returns reflect the performance of mutual funds in the Lipper Tax-Exempt Money Market Index. Returns assume reinvestment of dividends and do not reflect any applicable sales charge.

19. Based on the seven-day period ended December 31, 2000, the Municipal Fund's yield was 3.81%, and the taxable equivalent yield (using the maximum federal income tax rate of 39.1%) was 6.26%. For the Municipal Fund's current yields, please call Nuveen at (800) 257-8787.


20. "Annual Fund Operating Expenses" for the Municipal Fund are summarized in the table below.

 Annual Fund Operating Expenses

 Paid From Fund Assets


  Management Fees                                .49%
 ..........................................................................
  12b-1 Distribution and Service Fees            .18%
 ..........................................................................
  Other Expenses                                 .43%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  1.10%
 --------------------------------------------------------------------------


  +After Expense Reimbursements
  ....................................................................

   Expense Reimbursements                     (.04%)
  ....................................................................
   Total Annual Fund Operating Expenses--Net  1.06%
  --------------------------------------------------------------------


  Net expenses reflect a voluntary expense limitation by the fund's investment adviser,


  that may be modified or discontinued at any time.

21. The following example is intended to help you compare the cost of invest-ing in the Municipal Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating ex-penses remain the same. Your actual costs may be higher or lower.

   1 Year   $  112
 ..........................................................................
   3 Years  $  350
 ..........................................................................
   5 Years  $  606
 ..........................................................................
  10 Years  $1,340

 ..........................................................................

22. The following tables summarize how the Municipal Fund was invested as of February 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   17

 ..........................................................................

 Credit Quality*



  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               67%
 ..........................................................................
  A-2                                    VMIG-2, MIG-2, P-2                                3%
 ..........................................................................
  N/R                                    N/R                                              30%

 ..........................................................................
 *Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)


  Housing/Multifamily                14%
 ..........................................................................
  Capital Goods                      14%
 ..........................................................................
  Education and Civic Organizations  14%
 ..........................................................................
  Industrial/Other                   10%
 ..........................................................................
  Long-Term Care                     10%

 ..........................................................................

23. During the most recent fiscal year, each fund paid the following fees, as a percentage of its average net assets, to Nuveen Advisory for its services.


  Nuveen California Tax-Exempt Money Market Fund  .37%
 ..........................................................................
  Nuveen New York Tax-Exempt Money Market Fund    .19%
 ..........................................................................
  Nuveen Municipal Money Market Fund              .45%

 ..........................................................................

24. The following information amends and replaces the "Taxable Equivalent Yield" tables contained in the Prospectus for the funds dated June 28, 2000.


Taxable Equivalent Yield--California Fund



Combined Federal and                     Tax-Exempt Yields
State Tax Rates            2.00%           2.50%           3.00%           3.50%           4.00%
------------------------------------------------------------------------------------------------
34.0%                      3.03%           3.79%           4.55%           5.30%           6.06%
 ................................................................................
37.0%                      3.17%           3.97%           4.76%           5.56%           6.35%
 ................................................................................
41.5%                      3.42%           4.27%           5.13%           5.98%           6.84%
 ................................................................................
45.0%                      3.64%           4.55%           5.45%           6.36%           7.27%

 ................................................................................

Taxable Equivalent Yield--New York Fund



Combined State and                     Tax-Exempt Yields
Federal Tax Rates        2.00%           2.50%           3.00%           3.50%           4.00%
----------------------------------------------------------------------------------------------
32.5%                    2.96%           3.70%           4.44%           5.19%           5.93%
 ................................................................................
35.5%                    3.10%           3.88%           4.65%           5.43%           6.20%
 ................................................................................
40.0%                    3.33%           4.17%           5.00%           5.83%           6.67%
 ................................................................................
43.5%                    3.54%           4.42%           5.31%           6.19%           7.08%

 ................................................................................

Taxable Equivalent Yield--Municipal Fund



                                      Tax-Exempt Yields
Federal Tax Rates       2.00%           2.50%           3.00%           3.50%           4.00%
---------------------------------------------------------------------------------------------
27.5%                   2.76%           3.45%           4.14%           4.83%           5.52%
 ................................................................................
30.5%                   2.88%           3.60%           4.32%           5.04%           5.76%
 ................................................................................
35.5%                   3.10%           3.88%           4.65%           5.43%           6.20%
 ................................................................................
39.1%                   3.28%           4.11%           4.93%           5.75%           6.57%

 ................................................................................



25.The address for Chase Manhattan Bank, the funds' custodian, and for Chase Global Funds Services, the funds' transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the funds has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

26.The following financial highlights amend and replace the information con-tained in the Prospectus for the funds dated June 28, 2000. The information contained in the tables is as of February 28, 2001, the funds' most recent fis-cal year end, and is excerpted from each fund's latest annual report which has been audited by Arthur Andersen LLP, the funds' independent public accountants. You may find more information about each fund's performance in its annual re-port. For a free copy of each fund's latest annual report, write to Nuveen or call (800) 257-8787.


Nuveen California Tax-Exempt Money Market Fund*

                                                                    Ratios/Supplemental Data
                                                                 -------------------------------
                                                                                           Ratio
                                                                                          of Net
                                            Less                            Ratio of  Investment
                 Beginning     Net Distributions  Ending           Ending   Expenses   Income to
                       Net Invest-      from Net     Net              Net to Average     Average
Year Ended           Asset    ment       Invest-   Asset  Total    Assets        Net         Net
February 28/29,      Value  Income   ment Income   Value Return     (000)  Assets(a)   Assets(a)
-------------------------------------------------------------------------------------------------
2001                 $1.00    $.03         $(.03)  $1.00   2.63% $ 50,087       1.13%       2.62%
2000(b)               1.00     .03          (.03)   1.00   2.65    55,514        .58        2.58
1999                  1.00     .03          (.03)   1.00   2.81   113,761        .55        2.79
1998                  1.00     .03          (.03)   1.00   3.13    86,916        .55        3.12
1997                  1.00     .03          (.03)   1.00   2.94    95,306        .55        2.93

--------------------------------------------------------------------------------
 * Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen Califor-nia Tax-Free Money Market Fund.
(a)  After expense reimbursement from the investment adviser, where applicable.
(b) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen Cal-ifornia Tax-Exempt Money Market Fund from such date through February 29, 2000.

Nuveen New York Tax-Exempt Money Market Fund*


                                                                   Ratios/Supplemental Data
                                                                 ------------------------------
                                                                                          Ratio
                                                                                         of Net
                                            Less                           Ratio of  Investment
                 Beginning     Net Distributions  Ending          Ending   Expenses   Income to
                       Net Invest-      from Net     Net             Net to Average     Average
Year Ended           Asset    ment       Invest-   Asset  Total   Assets        Net         Net
February 28/29,      Value  Income   ment Income   Value Return    (000)  Assets(a)   Assets(a)
------------------------------------------------------------------------------------------------
2001                 $1.00    $.03         $(.03)  $1.00   2.97% $26,752       1.05%       2.97%
2000(b)               1.00     .03          (.03)   1.00   2.73   31,646        .58        2.72
1999                  1.00     .03          (.03)   1.00   2.73   33,107        .55        2.70
1998                  1.00     .03          (.03)   1.00   3.10   28,854        .55        3.09
1997                  1.00     .03          (.03)   1.00   2.90   26,116        .55        2.89
------------------------------------------------------------------------------------------------

 * Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.

(a) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2001 is 1.04% and the Ratio of Net Investment Income to Av-erage Net Assets for 2001 is 2.98%.

(b) Information includes the financial highlights of the Distribution Plan se-ries of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

Nuveen Municipal Money Market Fund


                                                                    Ratios/Supplemental Data
                                                                 -------------------------------
                                                                                           Ratio
                                                                                          of Net
                                            Less                            Ratio of  Investment
                 Beginning     Net Distributions  Ending           Ending   Expenses   Income to
                       Net Invest-      from Net     Net              Net to Average     Average
Year Ended           Asset    ment       Invest-   Asset  Total    Assets        Net         Net
February 28/29,      Value  Income   ment Income   Value Return     (000)  Assets(a)   Assets(a)
-------------------------------------------------------------------------------------------------
2001                 $1.00    $.03         $(.03)  $1.00   3.21% $206,335       1.06%       3.21%
2000                  1.00     .03          (.03)   1.00   2.79   242,698        .77        2.79
1999                  1.00     .03          (.03)   1.00   2.85   252,354        .75        2.84
1998                  1.00     .03          (.03)   1.00   3.02   270,723        .75        3.02
1997                  1.00     .03          (.03)   1.00   2.87   304,087        .75        2.87
-------------------------------------------------------------------------------------------------


(a) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2001 is 1.06% and the Ratio of Net Investment Income to Av-erage Net Assets for 2001 is 3.22%.


27.The following information amends and replaces the "Additional State Informa-tion" contained in the Prospectus for the funds dated June 28, 2000.


California

  During the early 1990's, the State of California experienced significant fi-nancial difficulties (economic recession), which led to a reduction in the credit ratings assigned to California's general obligation bonds. However, the State's finances have improved since 1994. Amid a national slowdown that began in late 2000, California's economy has demonstrated great resilience, yet it is faced with unique challenges from a correction in the high-tech sector and an unresolved power crisis. The downturn in the State's vital high-tech sector not only affects the level of production and employment in the State, but also weakens venture capital investments into the State and the wealth level of the State's residents, many of whom suffered huge losses from recent declines in the stock market. In addition, the on-going power crisis, which has already re-sulted in blackouts, rate hikes, bankruptcy of the State's largest utility and downgrades of the State's general obligation bonds, could further cloud the State's business climate. Should the financial condition of California deterio-rate again, its credit ratings could be further reduced, and the market value and marketability of all general obligation bonds issued by California, its public authorities or local governments could be adversely affected.

New York

  During the early 1990's, the State of New York experienced significant finan-cial difficulties (economic recession), which led to a reduction in the credit ratings assigned to New York's general obligation bonds. The slowing national economy is also affecting New York State. For example, a slowdown in the manu-facturing sector has resulted in layoffs in the automobile industry, which is among upstate New York's largest employers. Downstate, a slowdown in investment banking activity has contributed to layoffs in some of New York City's securi-ties firms in recent months. Because the State and New York City economies re-main more reliant on the securities industry than does the national economy, both the State and City remain susceptible to downturns in that industry, which could cause adverse changes in wage and employment levels. Should the financial condition of New York deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all general obligation bonds issued by New York, its public authorities or local governments could be ad-versely affected.


        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE
                                       12
                                                                      MGN-2-6-01

          PART B--STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT


                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                   Supplement Dated June 18, 2001 to the

            Statement of Additional Information Dated June 28, 2000

                               -----------------

                       NUVEEN MUNICIPAL MONEY MARKET FUND

                    Nuveen Municipal Money Market Fund, Inc.

                               -----------------

  The Statement of Additional Information for the Nuveen Municipal Money Market Fund (the "Fund") included as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-78736) filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Statement of Additional Information ("SAI") for the Fund dated June 28, 2000.


1. All references in the SAI to John Nuveen & Co. Incorporated are changed to Nuveen Investments ("Nuveen").

2. The address for Chase Manhattan Bank, the Fund's custodian, and for Chase Global Funds Services, the Fund's transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the Fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

3. David J. Lamb is an officer of the Corporation. He is a Vice President and his address is 333 West Wacker Avenue, Chicago, Illinois 60606. He has been Vice President since March 2000, was previously Assistant Vice President (since January 1999), and prior thereto, Associate of Nuveen Investments and also a Certified Public Accountant.

4. The following table sets forth compensation paid by the Corporation to each of the directors of the Corporation and the total compensation paid to each di-rector during the fiscal year ended February 28, 2001. The Corporation has no retirement or pension plans. The officers and directors affiliated with Nuveen serve without any compensation from the Corporation.


                                                            Total Compensation
                                                           From Corporation and
                                   Aggregate Compensation      Fund Complex
      Name of Director            from the Corporation (1) paid to Directors (2)
      ----------------            ------------------------ ---------------------
      Robert P. Bremner..........           $788                  $71,000
      Lawrence H. Brown..........           $834                  $75,250
      Anne E. Impellizzeri.......           $788                  $71,000
      Peter R. Sawers............           $788                  $71,000
      William J. Schneider.......           $764                  $69,000
      Judith M. Stockdale........           $788                  $71,000


(1) The compensation paid to the independent directors for the fiscal year ended February 28, 2001 for services to the Fund.


(2) Based on the compensation paid (including any amounts deferred) to the in-dependent directors for the fiscal year ended February 28, 2001 for serv-ices to the open-end and closed-end funds advised by NAC.

--------


5. Each director who is not affiliated with Nuveen Advisory Corp. ("NAC") re-ceives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends.



6. For the last three fiscal years, the Fund paid net management fees as fol-lows:



         Management Fees Net of Expense            Fee Waivers and Expense
          Reimbursement Paid to Nuveen            Reimbursements from Nuveen
           Advisory for the Year Ended           Advisory for the Year Ended
      ---------------------------------------   ------------------------------------
        2/28/99      2/29/00       2/28/01      2/28/99      2/29/00      2/28/01
     -------------------------------------------------------------------------------
      $1,146,838    $584,105     $1,002,574     $131,692     $657,154     $103,101


7. The Fund's yield and effective yield for the seven-day period ended February 28, 2001 were 2.69% and 2.72%, respectively.


8. Based upon (a) a 2001 federal income tax rate of 39.1%, and (b) the yield for the Fund as described above for the seven-day period ended February 28, 2001, the taxable equivalent yield for the Fund for that period was 4.42%.


9. The taxable equivalent yield tables on pages S-24 and S-25 are deleted.




10. For the fiscal year ended February 28, 2001, the Fund paid fees to services organizations under the Fund's Service Plan in the amount of $400,200.


11. Nuveen serves as the principal underwriter of the shares of the Fund pur-suant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated February 1, 1987 and last renewed on July 31, 2000.


                    PLEASE RETAIN FOR FUTURE REFERENCE

NUVEEN
Investments

Nuveen Money
Market Funds

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

[Photo Appears Here]

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Nuveen Municipal Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund

Table of Contents

 1  Dear Shareholder
    Municipal Money Market Fund
    California Tax-Exempt Money Market Fund
    New York Tax-Exempt Money Market Fund
 3  Fund Spotlight
 4  Portfolio of Investments
11  Statement of Net Assets
12  Statement of Operations
14  Statement of Changes in Net Assets
15  Notes to Financial Statements
18  Financial Highlights
19  Report of Independent Public Accountants
21  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

NUVEEN MONEY MARKET FUNDS

-------------------------------------------------------------------------------

Municipal

Portfolio Statistics

Inception Date                     11/82
----------------------------------------
Net Assets                $206.3 million
----------------------------------------
Average Weighted Maturity     17.38 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    2.69%
----------------------------------------
SEC 30-Day Yield                   2.85%
----------------------------------------

Taxable-Equivalent Yields/1/

SEC 7-Day Yield                    3.90%
----------------------------------------
SEC 30-Day Yield                   4.13%
----------------------------------------


California

Portfolio Statistics

Inception Date                      3/86
----------------------------------------
Net Assets                 $50.1 million
----------------------------------------
Average Weighted Maturity     20.92 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    1.69%
----------------------------------------
SEC 30-Day Yield                   1.96%
----------------------------------------

Taxable-Equivalent Yields/2/

SEC 7-Day Yield                    2.70%
----------------------------------------
SEC 30-Day Yield                   3.14%
----------------------------------------


New York

Portfolio Statistics

Inception Date                      2/87
----------------------------------------
Net Assets                 $26.8 million
----------------------------------------
Average Weighted Maturity     22.09 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    2.16%
----------------------------------------
SEC 30-Day Yield                   2.36%
----------------------------------------

Taxable-Equivalent Yields/3/

SEC 7-Day Yield                    3.35%
----------------------------------------
SEC 30-Day Yield                   3.66%
----------------------------------------


--------------------------------------------------------------------------------
/1/ Based on a federal income tax rate of 31%.

/2/ Based on a combined federal and state income tax rate of 37.5%.

/3/ Based on a combined federal and state income tax rate of 35.5%.

-------------------------------------------------------------------------------
Note: On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The Fund's investment in PG&E was secured by a letter of credit issued by a third party bank. On April 9, 2001, the Fund liquidated its position in PG&E at par.


-------------------------------------------------------------------------------
An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.

Income may be subject to the alternative minimum tax.

                                                         Annual Report    page 3

                 Portfolio of Investments
                 Nuveen Municipal Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Alabama - 0.7%

     $  1,500 Industrial Development Board of the City        Aa-2 $  1,500,000
               of Citronelle, Alabama, Pollution
               Control Revenue Bonds, Series 1992
               Refunding (Akzo Chemicals Inc. Project),
               Variable Rate Demand Bonds,
               3.600%, 2/01/04+

-------------------------------------------------------------------------------
              Arizona - 1.2%

        2,500 Maricopa County Industrial Development          A-1+    2,500,000
               Authority, Multifamily Housing Revenue
               Bonds (Villas Solanas Apartments
               Project), Series 2000A, Variable Rate
               Demand Bonds, 3.600%, 11/15/32+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 10.8%

          910 Illinois Development Finance Authority           N/R      910,000
               (Fleetwood Systems, Inc. Project),
               Industrial Development Revenue Bonds,
               Variable Rate Demand Bonds, 3.850%,
               5/01/10+ (Alternative Minimum Tax)

        1,640 Illinois Development Finance Authority           N/R    1,640,000
               (Tella Tool and Manufacturing Company
               Project), Series 2000, Variable Rate
               Demand Bonds, 3.550%, 8/01/15+
               (Alternative Minimum Tax)

        7,000 Illinois Development Finance Authority,          P-1    7,000,000
               Pollution Control Revenue Bonds
               (Diamond-Star Motors Corporation
               Project), Series 1985, Variable Rate
               Demand Bonds, 3.650%, 12/01/08+

        3,800 City of Chicago (Chicago Midway Airport),     VMIG-1    3,800,000
               Second Lien Revenue Bonds, Series 1998B,
               Variable Rate Demand Bonds,
               3.200%, 1/01/29+ (Alternative Minimum
               Tax)

        5,330 City of Chicago, Illinois (De La Salle          A-1+    5,330,000
               Institute Project), Revenue Bonds,
               Series 1997, Variable Rate Demand Bonds,
               3.200%, 4/01/27+

        1,065 County of Lake, Illinois, Industrial             N/R    1,065,000
               Development Revenue Bonds, Series 1996A
               (Lake County Press, Inc. Project),
               Variable Rate Demand Bonds,
               3.850%, 4/01/16+ (Alternative Minimum
               Tax)

        1,550 City of McHenry, Illinois, Multifamily           N/R    1,550,000
               Housing Revenue Refunding Bonds
               (Westside Crest Apartments Project),
               Series 1996A, Variable Rate Demand
               Bonds, 3.850%, 3/01/21+ (Alternative
               Minimum Tax)

        1,000 City of McHenry, Illinois, Multifamily           N/R    1,000,000
               Housing Revenue Refunding Bonds (Fawn
               Ridge Apartments Project), Series 1998,
               Variable Rate Demand Bonds, 3.850%,
               12/01/24+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Indiana - 1.8%

        3,615 City of Lawrence, Indiana, Economic              A-1    3,615,000
               Development Revenue Bonds, Series 1998
               (Lawrence Affordable Housing, LLC
               Project), Variable Rate Demand Bonds,
               3.250%, 9/01/28+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Iowa - 9.2%

        8,000 Iowa Finance Authority, Solid Waste             A-1+    8,000,000
               Disposal Revenue Bonds (Cedar River
               Paper Company), Series 1995A, Variable
               Rate Demand Bonds, 3.250%, 5/01/25+
               (Alternative Minimum Tax)

        3,800 Iowa Finance Authority, Revenue Bonds            A-1    3,800,000
               (Burlington Medical Center), Series
               1997, Variable Rate Demand Bonds,
               3.200%, 6/01/27+

        4,200 Iowa Higher Education Loan Authority,            N/R    4,200,000
               Private College Revenue Bonds (Maharishi
               University Project), Series 1999,
               Variable Rate Demand Bonds,
               3.600%, 3/01/29+

        2,900 City of Eddyville, Iowa, Industrial              N/R    2,900,000
               Development Revenue Bonds (Heartland
               Lysine, Inc. Project), Series 1985,
               Variable Rate Demand Bonds,
               3.700%, 11/01/03+

-------------------------------------------------------------------------------
              Kansas - 2.4%

        5,000 City of Olathe, Kansas, Recreational          VMIG-1    5,000,000
               Facilities Revenue Bonds, Series 1999B
               (YMCA of Kansas City Project), Variable
               Rate Demand Bonds, 3.300%, 11/01/14+

-------------------------------------------------------------------------------
              Kentucky - 10.4%

        5,000 Kentucky Association of Counties, Tax and      SP-1+    5,007,861
               Revenue Anticipation Notes, Series
               2000A, Certificates of Participation,
               5.000%, 6/29/01

        9,005 Hancock County, Kentucky, Industrial             N/R    9,005,000
               Building Revenue Refunding Bonds
               (Southwire Company Project), Series
               1990, Variable Rate Demand Bonds,
               3.750%, 7/01/10+

        3,000 Louisville/Jefferson County Regional          VMIG-1    3,000,000
               Airport Authority, Special Facilities
               Revenue Bonds, Series 1999B (UPS
               Worldwide Forwarding Inc. Project),
               Variable Rate Demand Bonds,
               3.200%, 1/01/29+ (Alternative Minimum
               Tax)

        1,600 Scottsville-Allen County Industrial              N/R    1,600,000
               Development Authority (Halotn Company
               Project), Revenue Bonds, Series 1998,
               Variable Rate Demand Bonds,
               3.950%, 5/01/17+

        2,825 City of Wilmore, Kentucky, Demand Housing        N/R    2,825,000
               Facilities Revenue Bonds, Series 1999
               (United Methodist Retirement Community,
               Inc. Project), Variable Rate Demand
               Bonds, 3.670%, 11/01/26+


--------------------------------------------------------------------------------
4

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Louisiana - 0.7%

     $  1,410 Kentwood, Louisiana, Industrial                 Aa-2 $  1,410,000
               Development Revenue Bonds, Series 1993
               Refunding (Suntory Water Group Inc.),
               Variable Rate Demand Bonds,
               3.600%, 8/01/12+

-------------------------------------------------------------------------------
              Michigan - 4.1%

        7,100 Michigan Job Development Authority,              A-1    7,100,000
               Limited Obligation Revenue Bonds
               (Frankenmuth Bavarian Inn Motor Lodge
               Project), Series A, Variable Rate Demand
               Bonds, 3.800%, 9/01/15+

        1,375 Michigan Strategic Fund, Limited                 N/R    1,375,000
               Obligation Revenue Bonds, Series 2000
               (Fastco Industries, Inc. Project),
               Variable Rate Demand Bonds, 3.450%,
               1/01/16+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Minnesota - 2.3%

        4,655 City of Bloomington, Minnesota,                 A-1+    4,655,000
               Commercial Revenue Bonds (James Avenue
               Associates Project), Series 1985,
               Variable Rate Demand Bonds, 3.600%,
               12/01/15+

-------------------------------------------------------------------------------
              Missouri - 11.1%

        4,000 Health and Educational Facilities             VMIG-1    4,000,000
               Authority of the State of Missouri,
               Health Facilities Revenue Bonds
               (Bethesda Barclay), Series 1996A,
               Variable Rate Demand Bonds, 3.300%,
               8/15/26+

        1,500 Health and Educational Facilities                N/R    1,500,000
               Authority of the State of Missouri,
               Revenue Anticipation Notes, Series 2000C
               (Evangel College Assemblies of God GTD),
               4.750%, 4/20/01

        6,400 Health and Educational Facilities             VMIG-1    6,400,000
               Authority of the State of Missouri (St.
               Louis University), Series 1999B,
               Variable Rate Demand Bonds, 3.200%,
               10/01/24+

        1,225 Bridgeton Individual Development                 N/R    1,225,000
               Authority (Gold Dust LLC Project),
               Series A, Variable Rate Demand Bonds,
               3.670%, 3/01/21+

        6,900 The Industrial Development Authority of       VMIG-1    6,900,000
               the County of Jackson, State of
               Missouri, Recreational Facilities
               Revenue Bonds (YMCA of Greater Kansas
               City Project), Series 1996A, Variable
               Rate Demand Bonds, 3.200%, 11/01/16+

        2,800 St. Charles County Industrial Development        A-1    2,800,000
               Authority, Series 1996, Variable Rate
               Demand Bonds (AH Land Development
               Company), 3.720%, 6/01/11+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              New Hampshire - 2.4%

        4,900 New Hampshire Higher Educational and             A-1    4,900,000
               Health Facilities Authority, Revenue
               Bonds, Hunt Community Issue,
               Series 1996, Variable Rate Demand Bonds,
               3.300%, 5/01/26+

-------------------------------------------------------------------------------
              New Jersey - 0.5%

        1,065 New Jersey Economic Development                  N/R    1,065,000
               Authority, Economic Development Bonds
               (AJV Holdings, LLC - 1999 Project),
               Variable Rate Demand Bonds, 3.750%,
               12/01/14+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Ohio - 15.5%

        2,000 Ohio School Districts Cash Flow Borrowing      MIG-1    2,004,279
               Program, Certificates of Borrowing,
               5.130%, 6/29/01

        7,000 Cuyahoga County, Ohio, Multifamily               A-1    7,000,000
               Revenue Bonds (National Terminal
               Apartments Project), Series 1999A,
               Variable Rate Demand Bonds, 3.620%,
               7/01/29+

        4,885 County of Erie, Ohio, Health Care             VMIG-1    4,885,000
               Facilities Revenue Bonds (The Commons of
               Providence Project), Series 1996B,
               Variable Rate Demand Bonds, 3.570%,
               10/01/21+

        3,175 County of Franklin, Ohio, Hospital               N/R    3,175,000
               Financing Revenue Bonds, Series 1993
               (Traditions at Mill Run Project),
               Variable Rate Demand Bonds, 3.570%,
               11/01/14+

        1,000 Grove City, Ohio, Multifamily Housing          SP-1+    1,000,000
               Mortgage Revenue Bonds (The Regency Arms
               Apartments Project), Series 2000,
               Variable Rate Demand Bonds, 3.600%,
               6/15/30+ (Alternative Minimum Tax)

        6,305 Lorain County, Ohio, Industrial                  N/R    6,305,000
               Development Multiple Mode Revenue Bonds
               (Skill Tools Project), Series 1999,
               Variable Rate Demand Bonds, 3.800%,
               8/01/14+ (Alternative Minimum Tax)

        5,000 Nordonia Hills City School District,           SP-1+    5,001,156
               School Improvement Notes, Series 2000A
               (General Obligation - Unlimited Tax),
               4.750%, 3/20/01

        2,610 City of Parma, Ohio, Industrial                  N/R    2,610,000
               Development Revenue Bonds (FDC Realty
               Project), Variable Rate Demand Bonds,
               Series 1999, 3.670%, 12/01/19+
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
5

                 Portfolio of Investments
                 Nuveen Municipal Money Market Fund (continued)
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Tennessee - 1.8%

     $  3,800 The Industrial Development Board of the          N/R $  3,800,000
               City of Memphis and County of Shelby,
               Tennessee, Industrial Development
               Refunding Revenue Bonds, Series 1999
               (Techno Steel Corporation) (Tomen
               Corporation Guarantor), Variable Rate
               Demand Bonds, 3.750%, 10/01/11+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Texas - 4.9%

        1,300 Brownsville Industrial Development               A-1    1,300,000
               Corporation, Industrial Development
               Revenue Bonds (Tella Tool and
               Manufacturing Company Project), Series
               2000, Variable Rate Demand Bonds,
               3.700%, 6/01/20+

        5,500 Brownsville, Texas, Utilities System,           A-1+    5,500,000
               Commercial Paper Notes, 4.300%, 3/16/01

        3,400 Midlothian, Texas, Industrial Development     VMIG-1    3,400,000
               Corporation, Exempt Facilities Revenue
               (Texas Industries Inc. Project),
               Variable Rate Demand Bonds, Series 1999,
               3.350%, 5/01/29+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Washington - 10.1%

        2,500 Washington State Housing Finance                 A-1    2,500,000
               Commission (Mill Pointe Apartment
               Project), Series 1999A, Variable Rate
               Demand Bonds, 3.350%, 1/01/30+
               (Alternative Minimum Tax)

        4,100 Washington Health Care Facilities                A-2    4,100,000
               Authority, Series 1984 (Adventist Health
               System - West/Walla Walla General
               Hospital), Variable Rate Demand Bonds,
               3.900%, 9/01/09+

        1,625 Washington State Housing Finance                 A-1    1,625,000
               Commission, Multifamily Revenue Bonds
               (LTC Properties, Inc. Project), Series
               1995, Variable Rate Demand Bonds,
               3.600%, 12/01/15+ (Alternative Minimum
               Tax)

        1,775 Washington State Housing Finance                 A-1    1,775,000
               Commission, Multifamily Revenue Bonds
               (Summer Ridge Apartments Project),
               Series 1999A, Variable Rate Demand
               Bonds, 3.350%, 12/02/29+ (Alternative
               Minimum Tax)

        7,805 Washington State Housing Finance                 A-1    7,805,000
               Commission, Multifamily Revenue Bonds,
               Series 1999A (Regency Park Apartments
               Project), Variable Rate Demand Bonds,
               3.350%, 10/01/29+ (Alternative Minimum
               Tax)

        3,000 Port Benton Economic Development                 N/R    3,000,000
               Corporation, Solid Waste Revenue Bonds,
               Series 1999B (ATG Inc. Project),
               Variable Rate Demand Bonds,
               3.300%, 11/01/14+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Wisconsin - 8.7%

        7,200 Wisconsin Health and Educational              VMIG-1    7,200,000
               Facilities Authority, Unit Priced Demand
               Adjustable Revenue Bonds (Alexian
               Village of Milwaukee, Inc. -
                Refinancing), Series 1988A,
               3.350%, 3/01/17+

        3,500 Glendale-River Hills School District, Tax        N/R    3,505,697
               and Revenue Anticipation Notes,
               4.750%, 8/20/01

        3,400 City of Milwaukee, Wisconsin, Industrial         N/R    3,400,000
               Development Revenue Bonds, Series 1998
               (Midwest Express Airlines, Inc.
               Project), Variable Rate Demand Bonds,
               3.850%, 8/01/30+ (Alternative Minimum
               Tax)

          900 City of New Berlin, Wisconsin, Industrial        N/R      900,000
               Development Revenue Bonds, Series 1992
               (Wenninger Project), Variable Rate
               Demand Bonds, 3.850%, 4/01/07+
               (Alternative Minimum Tax)

        3,000 School District of Shorewood, Tax and            N/R    3,003,230
               Revenue Anticipation Promissory Notes,
               4.600%, 9/04/01

-------------------------------------------------------------------------------
     $203,350 Total Investments - 98.6%                             203,372,223
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.4%                    2,962,835
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $206,335,058
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
      N/R Investment is not rated.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Portfolio of Investments
                 Nuveen California Tax-Exempt Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Capital Goods - 6.0%

  $     3,000 California Pollution Control Financing         VMIG-1 $ 3,000,000
               Authority, Solid Waste Disposal, Series
               1994A (Western Waste Industries),
               Variable Rate Demand Revenue Bonds,
               2.850%, 10/01/06+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 6.0%

        3,000 San Dimas, California, Industrial                 N/R   3,000,000
               Development Revenue Bonds (Bausch & Lomb
               Incorporated), Series 1985, Variable Rate
               Demand Bonds, 3.450%, 12/01/15+

-------------------------------------------------------------------------------
              Financials - 2.0%

        1,000 California Statewide Communities               VMIG-1   1,000,000
               Development Authority, Nonprofits'
               Insurance Alliance of California, Series
               2000A, Variable Rate Demand Bonds,
               2.650%, 9/01/20+

-------------------------------------------------------------------------------
              Healthcare - 10.4%

        2,000 California Health Facilities Financing         VMIG-1   2,000,000
               Authority, Hospital Revenue Bonds, Series
               1998A (Adventist Health System West),
               Variable Rate Demand Bonds, 1.450%,
               9/01/28+

        1,000 California Statewide Communities                 A-1+   1,000,000
               Development Authority, Tri-Modal Revenue
               Refunding Certificates of Participation
               (House Ear Institute), 1993 Series A,
               Variable Rate Demand Bonds, 1.500%
               12/01/18+

        2,200 The City of Newport Beach (Orange County,      VMIG-1   2,200,000
               California), Revenue Bonds, Series 1992
               (Hoag Memorial Presbyterian Hospital),
               Variable Rate Demand Bonds, 1.650%,
               10/01/22+

-------------------------------------------------------------------------------
              Housing/Multifamily - 17.2%

        2,000 Azusa, California, Multifamily Housing           A-1+   2,000,000
               Revenue Refunding Bonds, Series 1994
               (Pacific Glen Apartments Project),
               Variable Rate Demand Bonds, 2.400%,
               7/15/15+

        2,400 City of Chico, California, Multifamily            N/R   2,400,000
               Housing Revenue Refunding Bonds, Series
               1995A (Sycamore Glen Project), Variable
               Rate Demand Bonds, 3.730%, 4/07/14+

        1,000 Los Angeles Community Redevelopment            VMIG-2   1,000,000
               Agency, Multifamily Housing Revenue
               Bonds, Series 1985 (Skyline at South Park
               Apartments - Phase II), Variable Rate
               Demand Bonds, 5.150%, 12/01/05+

        1,000 Los Angeles Fountain Park - Phase II             A-1+   1,000,000
               Project, Series 2000B, Variable Rate
               Demand Bonds, 2.500%, 3/15/34+
               (Alternative Minimum Tax)

        2,200 Housing Authority of the County of Santa         A-1+   2,200,000
               Cruz, Multifamily Housing Revenue Bonds
               (Paloma del Mar Apartments), 1992 Issue
               A, Variable Rate Demand Bonds, 2.250%,
               6/01/22+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 6.2%

        1,000 California Statewide Communities               VMIG-1   1,000,000
               Development Authority, Certificates of
               Participation (Northern California
               Retired Officers Community), Variable
               Rate Demand Bonds, 1.550%, 6/01/26+

        2,100 City of Santa Ana, Multi-Modal                    A-1   2,100,000
               Interchangeable Rate Health Facility
               Revenue Bonds (Town and Country Manor
               Project), Series 1990, Variable Rate
               Demand Bonds, 1.500%, 10/01/20+

-------------------------------------------------------------------------------
              Tax Obligation/General - 13.2%

        2,000 Irvine Ranch Water District, Consolidated      VMIG-1   2,000,000
               Refunding Bonds, Series 1993B (General
               Obligation District
               2,102,103,106,203,206), Variable Rate
               Demand Bonds, 1.650% 8/01/09+

        2,300 New Haven Unified School District, Alameda      SP-1+   2,305,326
               County, Series 2000, Tax and Revenue
               Anticipation Notes, 5.000%, 7/05/01

        2,300 Petaluma City School District, Sonoma           SP-1+   2,305,327
               County, Series 2000, Tax and Revenue
               Anticipation Notes, 5.000%, 7/05/01

-------------------------------------------------------------------------------
              Tax Obligation/Limited - 18.1%

        1,900 Hacienda La Puente Unified School              VMIG-1   1,900,000
               District, Certificates of Participation
               (Adult Education Facility Financing
               Project), Series 1999, Variable Rate
               Demand Obligations, 2.950%, 10/01/09+

        2,400 Orange County, California, Improvement         VMIG-1   2,400,000
               Bond Act of 1915, Irvine Coast Assessment
               District No. 88-1, Limited Obligation
               Improvement Bonds, Variable Rate Demand
               Bonds, 1.450%, 9/02/18+

        2,400 San Francisco City and County Finance          VMIG-1   2,400,000
               Corporation (Mascone Center Expansion
               Project), Series 2000-2, Variable Rate
               Demand Bonds, 2.450%, 4/01/30+

        2,400 San Joaquin County Transportation                A-1+   2,400,000
               Authority, Sales Tax Revenue Bonds,
               Commercial Paper, 3.050%, 3/28/01


--------------------------------------------------------------------------------
7

                 Portfolio of Investments
                 Nuveen California Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Utilities - 15.2%

  $     1,000 California Pollution Control Financing         VMIG-1 $ 1,000,000
               Authority, Equity Stanislaus Project,
               Variable Rate Demand Bonds, 1.500%,
               12/01/17+ (Alternative Minimum Tax)

        2,200 California Pollution Control Financing           A-1+   2,200,000
               Authority, Pollution Control Refunding
               Revenue Bonds (Pacific Gas and Electric
               Company), 1997 Series B, Variable Rate
               Demand Bonds, 6.000%, 11/01/26+
               (Alternative Minimum Tax)**

        2,400 Los Angeles Department of Water and Power,     VMIG-1   2,400,000
               Electric Plant Revenue Bonds (Second
               Issue of 2000), Series A, Variable Rate
               Demand Bonds, 2.600%, 2/01/10+

        2,000 Los Angeles Department of Water and Power,       A-1+   2,000,000
               Electric Plant Revenue Bonds, Commercial
               Paper Notes, 2.650%, 6/13/01

-------------------------------------------------------------------------------
              Water and Sewer - 4.0%

        2,000 Metro Water District, Southern California,     VMIG-1   2,000,000
               Series C, Variable Rate Demand Bonds,
               2.350%, 7/01/27+

-------------------------------------------------------------------------------
  $    49,200 Total Investments - 98.3%                              49,210,653
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.7%                      876,068
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $50,086,721
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-
           tants): Using the higher of Standard & Poor's or Moody's rating.
         ** On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The Fund's investment in PG&E was se-
            cured by a letter of credit issued by a third party bank. On April 9, 2001, the Fund liquidated its position in PG&E at par.
      N/R Investment is not rated.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
8

                 Portfolio of Investments
                 Nuveen New York Tax-Exempt Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Consumer Cyclicals - 3.7%

      $ 1,000 Dutchess County Industrial Development            A-1 $ 1,000,000
               Agency, Industrial Development Revenue
               Bonds (Toys "R" US-NYTEX Inc. Facility),
               Series 1984, Variable Rate Demand Bonds,
               3.625%, 11/01/19+

-------------------------------------------------------------------------------
              Education and Civic Organizations - 28.7%

        1,200 Dormitory Authority of the State of New        VMIG-1   1,200,000
               York, Cornell University Revenue Bonds,
               Series 1990B, Variable Rate Demand Bonds,
               2.950%, 7/01/25+

        1,300 Dormitory Authority of the State of New        VMIG-1   1,300,000
               York, New York Founding Charitable
               Corporation Revenue Bonds, Series 1997,
               Variable Rate Demand Bonds, 2.950%,
               7/01/12+

        1,360 Madison County Industrial Development             A-2   1,360,000
               Agency, New York, Civic Facility Revenue
               Bonds, Series 1999 (Cazenovia College),
               Variable Rate Demand Bonds, 3.700%,
               6/01/19+

        1,400 County of Monroe Industrial Development        VMIG-1   1,400,000
               Agency, New York, Revenue Bonds (CHF -
                Rochester, LLC - Rochester Institute of
               Technology Project), Series 1999A,
               Variable Rate Demand Bonds, 3.150%,
               6/01/29+

        1,400 New York City Trust for Cultural Resources     VMIG-1   1,400,000
               (Guggenheim Foundation), Variable Rate
               Demand Bonds, 2.900%, 12/01/15+

        1,000 New York City Industrial Development             A-1+   1,000,000
               Agency, Civic Facility Revenue Bonds
               (2000 CASA Project), Variable Rate Demand
               Bonds, 3.650%, 3/01/20+

-------------------------------------------------------------------------------
              Healthcare - 4.9%

        1,300 New York State Housing Finance Agency, The     VMIG-1   1,300,000
               Hospital for Special Surgery, Series
               1985A, HSS Properties Corporation,
               Variable Rate Demand Bonds, 3.200%,
               11/01/10+

-------------------------------------------------------------------------------
              Housing/Multifamily - 15.3%

        1,000 New York City Housing Development                A-1+   1,000,000
               Corporation, Multifamily Rental Housing
               Revenue Bonds (Brittany Development),
               1999 Series A, Variable Rate Demand
               Bonds, 3.100%, 6/15/29+ (Alternative
               Minimum Tax)

        1,000 New York City Housing Development                A-1+   1,000,000
               Corporation, Multifamily Rental Housing
               Revenue Bonds (One Columbus Place
               Development), 1998 Series A, Variable
               Rate Demand Bonds, 3.000%, 11/15/28+

        1,400 New York State Housing Finance Agency,         VMIG-1   1,400,000
               Housing Revenue Bonds, Series 1995A (East
               84th Street), Variable Rate Demand Bonds,
               3.050%, 11/01/28+ (Alternative Minimum
               Tax)

          700 New York City Housing Development              VMIG-1     700,000
               Corporation (Upper Fifth Avenue Project),
               Variable Rate Demand Bonds,
               3.400%, 1/01/16+

-------------------------------------------------------------------------------
              Long-Term Care - 5.2%

        1,400 County of Otsego Industrial Development           A-2   1,400,000
               Agency, New York, Civic Facility Revenue
               Bonds (St. James Retirement Community
               Project - Letter of Credit Secured),
               Series 1998A, Variable Rate Demand Bonds,
               3.350%, 8/01/28+

-------------------------------------------------------------------------------
              Tax Obligation/General - 23.2%

        1,400 State of New York, General Obligation            A-1+   1,400,000
               Enviromental Quality Bonds, Series 97A,
               3.300%, 5/31/01

        1,000 Nassau County, Revenue Anticipation Notes,      MIG-1   1,000,768
               Series 2000A, 6.000%, 3/20/01

        1,400 City of New York, General Obligation           VMIG-1   1,400,000
               Bonds, Fiscal 1995 Series B, Variable
               Rate Demand Bonds, 3.050%, 8/15/05+

        1,400 City of New York, General Obligation           VMIG-1   1,400,000
               Bonds, Fiscal 1996 Series J - Subseries
               J3, Variable Rate Demand Bonds,
               3.000%, 2/15/16+

        1,000 Valley Stream Central High School               MIG-1   1,001,257
               District, Nassau County, General
               Obligation Bonds, 4.750%, 6/28/01

-------------------------------------------------------------------------------
              Transportation - 9.0%

        1,400 Metropolitan Transportation Authority, New       A-1+   1,400,000
               York, Transit Facilities, Commercial
               Paper Notes, 3.300%, 5/31/01

        1,000 Port Authority of New York and New Jersey,     VMIG-1   1,000,000
               Versatile Structure Obligations, Series
               6, Variable Rate Demand Bonds, 3.000%,
               12/01/17+ (Alternative Minimum Tax)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments
                 Nuveen New York Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                      Amortized
 Amount (000) Description                               Ratings*        Cost
----------------------------------------------------------------------------
              Utilities - 9.7%

      $ 1,400 New York State Energy Research and             P-1 $ 1,400,000
               Development Authority (Niagara Mohawk
               Power Corporation), Pollution Control
               Revenue Bonds, Series 1986A, Variable
               Rate Demand Bonds, 3.000%, 12/01/26+
               (Alternative Minimum Tax)

        1,200 Long Island Power Authority, Commercial       A-1+   1,200,000
               Paper Notes, 3.150%, 5/10/01

----------------------------------------------------------------------------
      $26,660 Total Investments - 99.7%                           26,662,025
----------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 0.3%                    89,478
         -------------------------------------------------------------------
              Net Assets - 100%                                  $26,751,503
         -------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-
           tants): Using the higher of Standard & Poor's or Moody's rating.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
           The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Statement of Net Assets
                 February 28, 2001


                                             Municipal  California    New York
------------------------------------------------------------------------------
Assets
Investments in short-term municipal
 securities, at amortized cost, which
 approximates
 market value                             $203,372,223 $49,210,653 $26,662,025
Cash                                           707,580     852,698      65,585
Receivables:
 Interest                                    1,232,936     257,919     123,018
 Investments sold                            2,150,000          --          --
 Shares sold                                   560,923     170,513      80,242
Other assets                                       249         423          96
------------------------------------------------------------------------------
  Total assets                             208,023,911  50,492,206  26,930,966
------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                    413,247      79,511       4,800
Accrued expenses:
 Management fees                               253,715      84,915      20,003
 12b-1 fees                                    176,830      51,031      30,129
 Other                                         405,068     119,135      76,499
Dividends payable                              439,993      70,893      48,032
------------------------------------------------------------------------------
  Total liabilities                          1,688,853     405,485     179,463
------------------------------------------------------------------------------
Net assets applicable to shares
 outstanding                              $206,335,058 $50,086,721 $26,751,503
------------------------------------------------------------------------------
Shares outstanding                         206,335,058  50,086,721  26,751,503
------------------------------------------------------------------------------
Net asset value, offering and redemption
 price per share (net assets divided
 by shares outstanding)                   $       1.00 $      1.00 $      1.00
------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Statement of Operations
                 Year Ended February 28, 2001


                                            Municipal   California   New York
-------------------------------------------------------------------------------
Investment Income                           $9,560,883  $1,877,691  $1,268,058
-------------------------------------------------------------------------------
Expenses
Management fees                              1,105,675     200,331     126,009
12b-1 fees                                     400,200     125,207      78,756
Shareholders' servicing agent fees and
 expenses                                      528,318      35,567      33,290
Custodian's fees and expenses                   51,644      34,813      30,655
Trustees' fees and expenses                      6,297       2,168       1,183
Professional fees                               81,118      47,381      26,763
Shareholders' reports - printing and
 mailing expenses                              215,118      99,226      91,292
Federal and state registration fees             30,789      19,287         425
Portfolio insurance expense                     33,076      12,324       4,033
Other expenses                                  19,255       5,240       3,130
-------------------------------------------------------------------------------
Total expenses before custodian fee credit
 and expense reimbursement                   2,471,490     581,544     395,536
 Custodian fee credit                           (3,702)     (2,105)     (2,756)
 Expense reimbursement                        (103,101)    (15,415)    (64,195)
-------------------------------------------------------------------------------
Net expenses                                 2,364,687     564,024     328,585
-------------------------------------------------------------------------------
Net investment income                        7,196,196   1,313,667     939,473
Net realized gain from investment
 transactions                                       --          --          --
-------------------------------------------------------------------------------
Net increase in net assets from operations  $7,196,196  $1,313,667  $  939,473
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Changes in Net Assets


                                                           Municipal
                                                  ----------------------------
                                                     Year Ended     Year Ended
                                                        2/28/01        2/29/00
-------------------------------------------------------------------------------
Operations
Net investment income                             $   7,196,196  $   6,986,777
Net realized gain from investment transactions               --             --
-------------------------------------------------------------------------------
Net increase in net assets from operations            7,196,196      6,986,777
-------------------------------------------------------------------------------
Distributions to Shareholders                        (7,196,196)    (6,986,777)
-------------------------------------------------------------------------------
Common Share Transactions
 (at constant net asset value of $1 per share)
Net proceeds from sale of shares                     87,889,650    163,405,512
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                 7,192,633      6,413,805
-------------------------------------------------------------------------------
                                                     95,082,283    169,819,317
Cost of shares redeemed                            (131,445,711)  (179,474,987)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from share
 transactions                                       (36,363,428)    (9,655,670)
Net assets at the beginning of year                 242,698,486    252,354,156
-------------------------------------------------------------------------------
Net assets at the end of year                     $ 206,335,058  $ 242,698,486
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                                  California                   New York
                          ---------------------------  --------------------------
                            Year Ended     Year Ended    Year Ended    Year Ended
                               2/28/01       2/29/00*       2/28/01     2/29/00**
----------------------------------------------------------------------------------
Operations
Net investment income     $  1,313,667  $     973,585  $    939,473  $    886,337
Net realized gain from
 investment transactions            --             --            --            --
----------------------------------------------------------------------------------
Net increase in net
 assets from operations      1,313,667        973,585       939,473       886,337
----------------------------------------------------------------------------------
Distributions to
 Shareholders               (1,313,667)      (973,585)     (939,473)     (886,337)
----------------------------------------------------------------------------------
Common Share
 Transactions
 (at constant net asset
  value of $1 per share)
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen California
 Tax-Free Money Market
 Fund
 Institutional series               --      3,634,486            --            --
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen New York Tax-
 Free Money Market Fund
 Service Plan series                --             --            --     1,473,077
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen New York Tax-
 Free Money Market Fund
 Institutional series               --             --            --        16,667
Net proceeds from sale
 of shares                  32,345,991    103,596,018    10,479,761    40,147,717
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,151,367        615,227       978,340       832,491
----------------------------------------------------------------------------------
                            33,497,358    107,845,731    11,458,101    42,469,952
Cost of shares redeemed    (38,924,315)  (166,093,543)  (16,352,774)  (43,930,385)
----------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 share transactions         (5,426,957)   (58,247,812)   (4,894,673)   (1,460,433)
Net assets at the
 beginning of year          55,513,678    113,761,490    31,646,176    33,106,609
----------------------------------------------------------------------------------
Net assets at the end of
 year                     $ 50,086,721  $  55,513,678  $ 26,751,503  $ 31,646,176
----------------------------------------------------------------------------------

* Information for the year ended February 29, 2000 includes the change in net assets of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen California Tax-Exempt Money Market Fund from such date through Febru-ary 29, 2000.
** Information for the year ended February 29, 2000 includes the changes in net assets of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The money market funds (the "Funds") covered in this report are Nuveen Munici-pal Money Market Fund, Inc. ("Municipal"), formerly, Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Exempt Money Market Fund ("California"), formerly, Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund ("New York"), formerly, Nuveen New York Tax-Free Money Mar-ket Fund. Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Free Money Market Fund were reorganized after the close of business on June 25, 1999, as previously approved by shareholders. As part of the reorga-nization of the Nuveen California Tax-Free Money Market Fund, the Service Plan series and the Institutional series were consolidated and renamed Class A in California. As part of the reorganization of the Nuveen New York Tax-Free Money Market Fund, the Service Plan series, the Distribution Plan series and the Institutional series were consolidated into New York.

Municipal is an open-end, diversified management company incorporated as a Maryland corporation on July 6, 1982. California and New York are each a se-ries of the Nuveen Money Market Trust, an open-end management series invest-ment company organized as a Massachusetts business trust on January 15, 1999.

Each Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
Each Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less
(at February 28, 2001, the dollar-weighted average life was 17.38 days for Mu-nicipal, 20.92 days for California, and 22.09 days for New York).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvest-ment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all of its net investment income and net realized capi-tal gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California and New York Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 2001, have been designated Exempt Interest Dividends.

12b-1 Plan
Each Fund pays a fee to reimburse Nuveen Investments ("Nuveen"), a wholly owned subsidiary of The John Nuveen Company, the Funds' principal underwriter and distributor, for compensating authorized dealers of record, including Nuveen, for providing ongoing services to the Fund or its shareholders. Nuveen may pay additional amounts to such firms from its own resources at its discre-tion, and may retain any portion of the 12b-1 fees not paid to such firms.

-------------------------------------------------------------------------------
15

Insurance
During the period the Funds purchased liability insurance to protect against a decline in the value of securities held in the Funds' portfolios caused by the default of securities owned by the Funds. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instru-ments, including futures, forward, swap and option contracts, and other finan-cial instruments with similar characteristics. Although the Funds are autho-rized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term munic-ipal securities during the fiscal year ended February 28, 2001, were as fol-lows:

              Municipal  California    New York
-----------------------------------------------
Purchases  $238,328,467 $92,480,558 $38,167,198
Sales       276,967,788  98,385,000  44,190,000
-----------------------------------------------

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 28, 2001, California had unused capital loss carryforwards of $25,566 available for federal income tax purposes to be applied against future capital gains if any. If not applied, $18,364 of the carryforwards will expire in the year 2003 and $7,202 will expire in the year 2008.

3. Composition of Net Assets

At February 28, 2001, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                          Municipal  California     New York
----------------------------------------------------------------------------
Capital paid-in                        $206,335,058 $50,112,287  $26,751,503
Accumulated net realized gain (loss)
 from investment transactions                    --     (25,566)          --
----------------------------------------------------------------------------
Net assets                             $206,335,058 $50,086,721  $26,751,503
----------------------------------------------------------------------------
Authorized shares                     2,000,000,000   Unlimited    Unlimited
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
16

4. Management Fees and Other Transactions with Affiliates

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth be-low which are based upon the average daily net assets of each Fund as follows:

                                   Management Fees

Average Daily Net Assets        Municipal        CA, NY
--------------------------------------------------------
For the first $125 million      .5000 of 1%  .4000 of 1%
For the next $125 million       .4875 of 1   .3875 of 1
For the next $250 million       .4750 of 1   .3750 of 1
For the next $500 million       .4625 of 1   .3625 of 1
For the next $1 billion         .4500 of 1   .3500 of 1
For net assets over $2 billion  .4250 of 1   .3250 of 1
--------------------------------------------------------

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no com-pensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition

At February 28, 2001, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                   Municipal  California  New York
-------------------------------------------------------------------
Basic Materials                            6%         --%       --%
Capital Goods                             14           6        --
Consumer Cyclicals                         5          --         4
Consumer Staples                           1           6        --
Education and Civic Organizations         14          --        29
Financials                                 1           2        --
Healthcare                                 7          11         5
Housing/Multifamily                       14          18        15
Industrial/Other                          10          --        --
Long-Term Care                            10           6         5
Tax Obligation/General                     7          13        23
Tax Obligation/Limited                     3          19        --
Transportation                             5          --         9
Utilities                                  3          15        10
Water and Sewer                           --           4        --
-------------------------------------------------------------------
                                         100%        100%      100%
-------------------------------------------------------------------

At February 28, 2001, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (90% for Municipal, 91% for California, and 96% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

--------------------------------------------------------------------------------
17

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------
                                                                               Before Credit/             After
                                                                                Reimbursement       Reimbursement(a)
MUNICIPAL                                                                    --------------------  --------------------
                                                                             Ratio of       Ratio  Ratio of       Ratio
                                               Less                          Expenses      of Net  Expenses      of Net
                                      Distributions  Ending           Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net              Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return     (000)   Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   3.21% $206,335     1.10%       3.17%     1.06%       3.21%
2000                  1.00        .03          (.03)   1.00   2.79   242,698     1.03        2.53       .77        2.79
1999                  1.00        .03          (.03)   1.00   2.85   252,354      .80        2.79       .75        2.84
1998                  1.00        .03          (.03)   1.00   3.02   270,723      .81        2.96       .75        3.02
1997                  1.00        .03          (.03)   1.00   2.87   304,087      .80        2.82       .75        2.87
------------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
MUNICIPAL        ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 1.06%       3.22%
2000                  .77        2.79
1999                  .75        2.84
1998                  .75        3.02
1997                  .75        2.87
------------------------------------------------------------------------------------------------------------------------

(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------
                                                                               Before Credit/             After
                                                                                Reimbursement       Reimbursement(a)
CALIFORNIA*                                                                  --------------------  --------------------
                                                                             Ratio of       Ratio  Ratio of       Ratio
                                               Less                          Expenses      of Net  Expenses      of Net
                                      Distributions  Ending           Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net              Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return     (000)   Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   2.63% $ 50,087     1.16%       2.59%     1.13%       2.62%
2000(c)               1.00        .03          (.03)   1.00   2.65    55,514      .93        2.23       .58        2.58
1999                  1.00        .03          (.03)   1.00   2.81   113,761      .59        2.75       .55        2.79
1998                  1.00        .03          (.03)   1.00   3.13    86,916      .58        3.09       .55        3.12
1997                  1.00        .03          (.03)   1.00   2.94    95,306      .59        2.89       .55        2.93
------------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
CALIFORNIA*      ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 1.13%       2.62%
2000(c)               .58        2.58
1999                  .55        2.79
1998                  .55        3.12
1997                  .55        2.93
------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen Cal-ifornia Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                                         Ratios/Supplemental Data
                                                                    ---------------------------------------------------
                                                                              Before Credit/             After
                                                                               Reimbursement       Reimbursement(a)
NEW YORK*                                                                   --------------------  --------------------
                                                                            Ratio of       Ratio  Ratio of       Ratio
                                               Less                         Expenses      of Net  Expenses      of Net
                                      Distributions  Ending          Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net             Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total   Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return    (000)   Assets  Net Assets    Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   2.97% $26,752     1.26%       2.77%     1.05%       2.97%
2000(c)               1.00        .03          (.03)   1.00   2.73   31,646      .89        2.41       .58        2.72
1999                  1.00        .03          (.03)   1.00   2.73   33,107      .72        2.54       .55        2.70
1998                  1.00        .03          (.03)   1.00   3.10   28,854      .89        2.75       .55        3.09
1997                  1.00        .03          (.03)   1.00   2.90   26,116      .92        2.52       .55        2.89
-----------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
NEW YORK*        ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
2001                 1.04%       2.98%
2000(c)               .57        2.72
1999                  .55        2.71
1998                  .55        3.09
1997                  .55        2.89
-----------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Distribution Plan se-ries of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

Report of Independent Public Accountants


To the Board of Directors/Trustees and Shareholders of Nuveen Municipal Money Market Fund, Inc.
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund:

We have audited the accompanying statements of net assets of the Nuveen Munic-ipal Money Market Fund, Inc. (a Maryland Corporation), Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund (each a series of the Nuveen Money Market Trust) (a Massachusetts business trust), including the portfolios of investments, as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These finan-cial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Municipal Money Market Fund, Inc., Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund as of February 28, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the finan-cial highlights for the periods indicated thereon in conformity with account-ing principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
19

                                     Notes



_____
20

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
21

Serving
Investors
For Generations
-------------------------------------------------------------------------------
[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN Investments


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

                    NUVEEN MUNICIPAL MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                           PART C--OTHER INFORMATION

Item 23: Exhibits.


     (a) Articles of Incorporation of Registrant, as amended and as currently in effect. Filed as Exhibit 1 to Registrant's
              Registration Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
     (a)(1) Amendment to Articles of Incorporation of Registrant designating name change. Filed as Exhibit (a)(1) to Post-Effective Amendment
              No. 19 to the Registrant's Registration Statement on Form N-1A
              (File No. 2-78736) as filed on June 25, 1999, and incorporated by reference thereto.
     (b) By-Laws of Registrant as currently in effect. Filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A (File No. 2-
              78736) and incorporated herein by reference thereto.
     (b)(1)   Amendment to By-Laws of Registrant. Filed as Exhibit (b)(1) to
              Post-Effective Amendment No. 19 to the Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) as filed on June 25,
              1999, and incorporated herein by reference thereto.
     (c)      Not applicable.
     (d)      Investment Management Agreement between Registrant and Nuveen
              Advisory Corp. dated May 1, 1988. Filed as Exhibit 5(a) to Post-
              Effective Amendment No. 14 to the Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) as filed on April 27,
              1995, and incorporated herein by reference thereto.
     (d)(1)   Renewal, dated June 5, 2001, of Investment Management Agreement.
     (e)      Distribution Agreement between Registrant and John Nuveen & Co.
              Incorporated, dated August 2, 1982. Filed as Exhibit 6 to
              Registrant's Registration Statement on Form N-1A (File No. 2-
              78736) and incorporated herein by reference thereto.
     (e)(1)   Renewal, dated July 31, 2000, of Distribution Agreement.
     (f)      Not applicable.
     (g)      Custody Agreement, dated October 1, 1993, between Registrant and
              United States Trust Company of New York. Filed as Exhibit 8 to
              Post-Effective Amendment No. 13 to Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
     (g)(1) Letter evidencing assignment of U.S. Trust Company of New York's rights and responsibilities under the Custody Agreement to The
              Chase Manhattan Bank, and is incorporated herein by reference thereto.
     (h).     Transfer Agency Agreement between Registrant and Chase Global
              Funds Services Company, dated August 24, 1998. Filed as Exhibit
              (h) to Post-Effective Amendment No. 19 to the Registrant's
              Registration Statement on Form N-1A (File No. 2-78736) as filed on June 25, 1999, and incorporated by reference thereto.

     (i).      Opinion of Morgan, Lewis & Bockius LLP.
     (j).      Consent of Independent Public Accountants.
     (k).      Not applicable.
     (l).      Not applicable.
     (m).      Registrant's 12b-1 Service Plan. Filed as Exhibit (m) to Post-
               Effective Amendment No. 19 to the Registrant's Registration
               Statement on Form N-1A (File No. 2-78736) as filed on June 25,
               1999, and incorporated by reference thereto.
     (n).      Not applicable.
     (o).      Not applicable.
     99(p).    Form of Money Market Fund Insurance Program. Filed as Exhibit
               99(p) to Post-Effective Amendment No. 19 to the Registrant's
               Registration Statement on Form N-1A (File No. 2-78736) as filed on June 25, 1999, and incorporated by reference thereto.
     99(s)(1). Certified copy of Resolution of Board of Directors authorizing the signing of the names of officers and directors on the Registration Statement pursuant to power of attorney.
     99(s)(2). Original Powers of Attorney for all of Registrant's Directors authorizing, among others, Gifford R. Zimmerman and Alan G.
               Berkshire to execute the Registration Statement. Filed as
               Exhibit 99(s)(3) to Post-Effective Amendment No. 20 to the
               Registrant's Registration Statement on Form N-1A (File No. 2-
               78736) as filed on June 28, 2000, and incorporated by reference thereto.
     99(s)(3). Code of Ethics and Reporting Requirements. Filed as Exhibit
               99(s)(3) to Post-Effective Amendment No. 20 to the Registrant's
               Registration Statement on Form N-1A (File No. 2-78736) as filed on June 28, 2000, and incorporated by reference thereto.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 2-418 of the General Corporation Law of Maryland provides for Indemni-fication of officers and directors. Article NINTH of the Articles of Incorpora-tion of Registrant provides as follows:

  NINTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland, as from time to time amended, the Corporation shall indemnify its currently acting and its former directors, officers, employ-ees and agents, and those persons who, at the request of the Corporation serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more such capacities. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled.

  Expenses (including attorneys' fees) incurred in defending a civil or crim-inal action, suit or proceeding (including costs connected with the prepa-ration of a settlement) may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, if authorized by the Board of Directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Corporation by reason of indemnification as authorized herein; provided, however, that prior to making any such ad-vance at least one of the following conditions shall have been met: (1) the indemnitee shall provide a security for his undertaking, (2) the Corpora-tion shall be insured against losses arising by reason of any lawful ad-vances, or (3) a majority of a quorum of the disinterested, non-party di-rectors of the Corporation, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found and entitled to indemnification.

  Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect or provide indemnification to any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfea-sance, bad faith, gross negligence or reckless disregard of the duties in-volved in the conduct of his office ("disabling conduct"), and the Corpora-tion shall not indemnify any of its officers or directors against any lia-bility to the Corporation or to its security holders unless a determination shall have been made in the manner provided hereafter that such liability has not arisen from such officer's or director's disabling conduct. A de-termination that an officer or director is entitled to indemnification shall have been properly made if it is based upon (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reason-able determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a major-ity of a quorum of directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

                               -----------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the Articles of Incorporation of the Registrant or oth-erwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as ex-pressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or control-ling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling prece-dent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The directors and officers of the Registrant (and of the other management in-vestment companies for which Nuveen Advisory serves as investment adviser) are covered by an Investment Trust Errors and Omissions policy in the aggregate amount of $55,500,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant (and such other companies), except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the applicable investment company or where he or she had reasonable cause to believe this conduct was unlawful).

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flag-ship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Taxable Funds Inc., Nuveen Money Market Trust, and Nuveen Municipal Money Market Fund, Inc. It also serves as invest-ment adviser to the following closed-end management investment companies:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Penn-sylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium In-come Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Mu-nicipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen Cal-ifornia Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Con-necticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Ad-vantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal

Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Advi-sory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Addi-tional Information.

John P. Amboian is President, formerly Executive Vice-President and Chief Fi-nancial Officer, and Director of Nuveen Advisory Corp., the investment advis-er. Mr. Amboian has, during the last two years, been President, formerly Exec-utive Vice-President and Chief Financial Officer of Nuveen Investments, The John Nuveen Company and Nuveen Institutional Advisory Corp., Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Op-erating Officer of Nuveen Senior Loan Asset Management, Inc.


Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the follow-ing open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Money Market Trust, Nuveen Taxable Funds Inc., Nuveen In-vestment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Ex-empt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served as a co-managing underwriter of the shares of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund,
Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Mu-nicipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advan-tage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen Cali-fornia Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Mu-nicipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Qual-ity Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Munici-pal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income
Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc.,
Nuveen Insured Califor     -
nia Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Mu-nicipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium In-come Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Mis-souri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Mu-nicipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advan-tage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advan-tage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advan-tage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Ad-vantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.


(b)


Name and
Principal
Business       Positions and Offices    Positions and Offices
Address        with Underwriter         with Registrant
------------------------------------------------------------------------------
Timothy R.     Chairman of the Board,   Chairman of the Board,
Schwertfeger   Chief Executive Officer  President and Director
333 West       and Director
Wacker Drive
Chicago, IL
60606
John P.        President and Director   None
Amboian
333 West
Wacker Drive
Chicago, IL
60606
William Adams  Executive Vice President None
IV
333 West
Wacker Drive
Chicago, IL
60606
Alan G.        Senior Vice President    Vice President and Assistant Secretary
Berkshire      and Secretary
333 West
Wacker Drive
Chicago, IL
60606
Robert K.      Vice President           None
Burke
333 West
Wacker Drive
Chicago, IL
60606

Peter H. D'Arrigo    Vice President and Treasurer None
333 West Wacker
Drive
Chicago, IL 60606
Stephen D. Foy       Vice President               Vice President and Controller
333 West Wacker
Drive
Chicago, IL 60606
Benjamin T. Fulton   Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Anna R. Kucinskis    Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Robert B. Kuppen-    Vice President               None
heimer
333 West Wacker
Drive
Chicago, IL 60606
Larry W. Martin      Vice President and           Vice President and
333 West Wacker      Assistant Secretary          Assistant Secretary
Drive
Chicago, IL 60606
Thomas C. Muntz      Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Paul C. Williams     Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Allen J. Williamson  Vice President               None
333 West Wacker
Drive
Chicago, IL 60606
Margaret E. Wilson   Senior Vice President and    None
333 West Wacker      Corporate Controller
Drive
Chicago, IL 60606
Gifford R. Zimmer-   Vice President and           Vice President and
man                  Assistant Secretary          Secretary
333 West Wacker
Drive
Chicago, IL 60606

Item 28: Location of Account and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, main-tains Articles of Incorporation, By-Laws, minutes of directors and shareholder meetings, contracts and all advisory material of the investment adviser.

The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.


Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086,
 will maintain all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration State-ment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to Registration Statement No. 2-78736 to be signed on its behalf by the undersigned, thereunto duly autho-rized, in the City of Chicago, State of Illinois on the 18th day of June, 2001.


                                        NUVEEN MUNICIPAL MONEY MARKET FUND,
                                        INC.

                                             /s/ Gifford R. Zimmerman
                                        ---------------------------------------
                                         Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


           Signature                     Title                         Date
           ---------                     -----                         ----
     /s/ Stephen D. Foy         Vice President and
-------------------------------  Controller (Principal
        Stephen D. Foy           Financial and                     June 18, 2001
                                 Accounting Officer)

    Timothy R. Schwertfeger     Chairman of the Board,   )
                                 President and Director  )
                                 (Principal Executive    )  By /s/ Gifford R. Zimmerman
                                 Officer)                )     ------------------------
       Robert P. Bremner        Director                 )       Gifford R. Zimmerman
       Lawrence H. Brown        Director                 )         Attorney-in-Fact
     Anne E. Impellizzeri       Director                 )
        Peter R. Sawers         Director                 )         June 18, 2001
     William J. Schneider       Director                 )
      Judith M. Stockdale       Director                 )


An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the other officers and directors of the Registrant has been executed and is filed as an exhibit to this Registration Statement.

                                 EXHIBIT INDEX


Name                                                                   Exhibit
----                                                                   --------
Renewal, dated June 5, 2001, of Investment Management Agreement.......   (d)(1)

Renewal, dated July 31, 2000, of Distribution Agreement...............   (e)(1)

Opinion of Morgan, Lewis & Bockius LLP................................      (i)

Consent of Independent Public Accountants.............................      (j)

Certified copy of Resolution of Board of Directors authorizing the signing of the names of officers and directors on the Registration
 Statement pursuant to power of attorney.............................. 99(s)(1)
